New Credit Agreements - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended			12 Months Ended						0 Months Ended		0 Months Ended			0 Months Ended	9 Months Ended		0 Months Ended		0 Months Ended			12 Months Ended
	Sep. 24, 2014	Sep. 24, 2014	Dec. 25, 2013	Oct. 11, 2013 Second Priority Senior Secured Notes Due January 2018 [Member]	Oct. 11, 2013 Second Priority Senior Secured Notes Due January 2018 [Member]	Oct. 11, 2013 Senior Secured First Lien Credit Facility Due July 2017 [Member]	Oct. 11, 2013 Senior Secured Notes Due Two Thousands Seventeen [Member]	Oct. 11, 2013 First Lien Credit Agreement [Member]	Dec. 25, 2013 First Lien Credit Agreement [Member]	Sep. 24, 2014 First Lien Credit Agreement [Member]	Oct. 11, 2013 First Lien Credit Agreement [Member]	Sep. 24, 2014 First Lien Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 25, 2013 First Lien Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member]	Oct. 11, 2013 First Lien Credit Agreement [Member] Senior Secured Revolving Credit Facility [Member]	Oct. 11, 2013 First Lien Credit Agreement [Member] LIBOR [Member]	Oct. 11, 2013 First Lien Credit Agreement [Member] LIBOR [Member]	Oct. 11, 2013 First Lien Credit Agreement [Member] Alternate Base Rate [Member]	Oct. 11, 2013 First Lien Credit Agreement [Member] Senior Secured Term Loan [Member]	Oct. 11, 2013 First Lien Credit Agreement [Member] Second Priority Senior Secured Notes Due January 2018 [Member]	Oct. 11, 2013 First Lien Credit Agreement [Member] First Lien Term Loan [Member]	Sep. 24, 2014 Second Lien Credit Agreement [Member]	Oct. 11, 2013 Second Lien Credit Agreement [Member] Other Assets [Member]	Oct. 11, 2013 Second Lien Credit Agreement [Member] LIBOR [Member]	Oct. 11, 2013 Second Lien Credit Agreement [Member] LIBOR [Member]	Oct. 11, 2013 Second Lien Credit Agreement [Member] Alternate Base Rate [Member]	Dec. 25, 2013 Second Lien Credit Agreement [Member] Second Lien Term Loan [Member]	Oct. 11, 2013 Second Lien Credit Agreement [Member] Second Lien Term Loan [Member]	Dec. 25, 2013 Second Lien Facility [Member]	Oct. 11, 2013 Second Lien Facility [Member] Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Line of credit agreement		(i) the First Lien Credit Agreement, including a $190 million senior secured term loan (the "First Lien Term Loan") and the Revolver, each maturing in October 2018, and (ii) a new second lien credit agreement (the "Second Lien Credit Agreement"), including the Second Lien Term Loan.							A new first lien credit agreement ("First Lien Credit Agreement") that includes a $190 million Senior Secured Term Loan ("First Lien Term Loan") and a senior secured revolving credit facility of $15 million ("Revolver") that, in each case, matures in October, 2018,																			A new second lien credit agreement ("Second Lien Credit Agreement" and together with the First Lien Credit Agreement, the "Credit Agreements") that includes a $100 million Second Lien Term Loan ("Second Lien Term Loan") and together with the First Lien Term Loan, (the "Term Loans") that matures in April 2019.
Senior secured term loan														$ 15,000,000				$ 190,000,000											$ 100,000,000
Debt instrument, stated percentage					17.00%														17.00%
Repayment of secured debt using company fund								14,400,000
Debt maturity				2018-01		2017-07	2017-07	2018-10
Applicable margin for lien credit agreement															4.25%		3.25%						8.50%		7.50%
Floor rate on term loan																1.00%								1.00%
Unamortized discount on term loan									910,000	768,000	950,000															962,000	1,000,000	962,000
Percentage of quarterly principal payments								0.25%												0.25%
Revolving line of credit												15,000,000	15,000,000
Amount of borrowings available												7,700,000	7,700,000
Letters of credit outstanding												7,300,000	7,300,000
Transaction cost																						8,100,000
Early extinguishment of debt	5,082,000	5,082,000	21,530,000																		5,082,000
Call premium		1,512,000	7,913,000																		1,512,000
Write off of the remaining unamortized deferred finance costs																					2,700,000
Write off of the unamortized discount																					$ 900,000